ORGANIZATION AND DESCRIPTION OF BUSINESS (Narrative) (Details)	Dec. 31, 2014	Dec. 31, 2013
Expedia [Member]
Ownership percentage	82.00%
Tencent [Member]
Ownership percentage	15.00%
High-vote ordinary shares [Member]
Ordinary shares, issued shares	33,589,204	33,589,204
High-vote ordinary shares [Member] | Expedia [Member]
Ordinary shares, issued shares	28,550,704	28,550,704
Ownership percentage	82.00%	82.00%
High-vote ordinary shares [Member] | Tencent [Member]
Ordinary shares, issued shares	5,038,500	5,038,500
Ownership percentage	15.00%	15.00%
Ordinary shares [Member]
Ordinary shares, issued shares	44,591,140	41,170,444
Ordinary shares [Member] | Expedia [Member]
Ordinary shares, issued shares	17,290,943	17,286,657
Ordinary shares [Member] | Tencent [Member]
Ordinary shares, issued shares	6,031,500	6,031,500